Restatement (Unaudited) - Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)			$ (16,320)			$ (116,737)	$ (71,064)	$ (19,780)
Equity-based compensation						27,983	528	182
Accounts receivable, net						(15,135)	(30,309)	(17,640)
Prepaid expenses and other current assets						(11,779)	(5,152)	(2,086)
Accounts payable and accrued expenses						33,723	27,325	10,330
Interest accrued due to sellers						1,464	1,698	1,234
Other liabilities						(5,658)	2,510	2,625
Net cash used in operating activities						(128,527)	(9,235)	(15,465)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of subsidiaries including non-compete intangibles, net of cash acquired						(1,070,307)	(207,625)	(83,355)
Net cash used in investing activities						(1,131,248)	(268,366)	(90,784)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from insurance financing arrangements						1,701	2,865	866
Payments of principal on insurance financing arrangements						(1,701)	(2,865)	(866)
Net cash used in / provided by financing activities						1,389,138	282,216	132,038
Net increase (decrease) in cash, cash equivalents and restricted cash						129,363	4,615	25,789
Cash, cash equivalents and restricted cash at beginning of year			33,807	$ 33,807	$ 33,807	33,807	29,192	3,403
Cash, cash equivalents and restricted cash at end of period						163,170	33,807	$ 29,192
As Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)			(10,470)	(5,523)	(46,403)
Equity-based compensation			71	3,239	12,148
Accounts receivable, net			(11,233)	(54,973)	(95,991)
Prepaid expenses and other current assets			(8,024)	(16,790)	(27,358)
Accounts payable and accrued expenses			6,025	23,407	56,626
Interest accrued due to sellers			0	0	0
Other liabilities			(1,982)	1,681	(9,376)
Net cash used in operating activities			(16,707)	(56,580)	(91,498)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of subsidiaries including non-compete intangibles, net of cash acquired			(898)	(617,576)	(1,068,661)
Net cash used in investing activities			(9,699)	(649,269)	(1,116,030)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from insurance financing arrangements			4,356	4,355	4,401
Payments of principal on insurance financing arrangements			(1,736)	(2,941)	(3,939)
Interest accrued due to sellers			536	957	1,208
Net cash used in / provided by financing activities			(799)	991,319	1,382,634
Net increase (decrease) in cash, cash equivalents and restricted cash			(27,205)	285,470	175,106
Cash, cash equivalents and restricted cash at beginning of year	$ 319,277	$ 6,602	33,807	33,807	33,807	33,807
Cash, cash equivalents and restricted cash at end of period	208,913	319,277	6,602	319,277	208,913		33,807
Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)			(5,644)	(46,880)	(70,837)
Equity-based compensation			0	441	983
Accounts receivable, net			4,304	48,532	70,497
Prepaid expenses and other current assets			1,487	703	24
Accounts payable and accrued expenses			(52)	(8,981)	(16,006)
Interest accrued due to sellers			536	957	1,208
Other liabilities			1,390	3,708	12,336
Net cash used in operating activities			2,021	(1,520)	(1,795)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of subsidiaries including non-compete intangibles, net of cash acquired			0	3,182	3,182
Net cash used in investing activities			0	3,182	3,182
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from insurance financing arrangements			(2,654)	(2,653)	(2,699)
Payments of principal on insurance financing arrangements			1,169	1,948	2,520
Interest accrued due to sellers			(536)	(957)	(1,208)
Net cash used in / provided by financing activities			(2,021)	(1,662)	(1,387)
Net increase (decrease) in cash, cash equivalents and restricted cash			0	0	0
As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)			(16,114)	(52,403)	(117,240)
Equity-based compensation			71	3,680	13,131
Accounts receivable, net			(6,929)	(6,441)	(25,494)
Prepaid expenses and other current assets			(6,537)	(16,087)	(27,334)
Accounts payable and accrued expenses			5,973	14,426	40,620
Interest accrued due to sellers			536	957	1,208
Other liabilities			(592)	5,389	2,960
Net cash used in operating activities			(14,688)	(58,100)	(93,293)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of subsidiaries including non-compete intangibles, net of cash acquired			(898)	(614,394)	(1,065,479)
Net cash used in investing activities			(9,699)	(646,087)	(1,112,848)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from insurance financing arrangements			1,702	1,702	1,702
Payments of principal on insurance financing arrangements			(567)	(993)	(1,419)
Interest accrued due to sellers			0	0	0
Net cash used in / provided by financing activities			(2,818)	989,657	1,381,247
Net increase (decrease) in cash, cash equivalents and restricted cash			(27,205)	285,470	175,106
Cash, cash equivalents and restricted cash at beginning of year	319,277	6,602	33,807	33,807	33,807	$ 33,807
Cash, cash equivalents and restricted cash at end of period	$ 208,913	$ 319,277	$ 6,602	$ 319,277	$ 208,913		$ 33,807